			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, Wi 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Brown Advisory Core International Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$418,985

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$19,076,060

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$93,272,010

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$112,348,070

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$0

	(vi)	Redemption credits available for use in future years		$(111,929,085)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :____________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :__________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/23/2010

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James R. Matel

Assistant Treasurer

Date	9/23/10

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, Wi 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Brown Advisory Flexible Value Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$1,156,086

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$101,560

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$101,560

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$1,054,526

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$75.19

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :______________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : _________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	75.19

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/23/2010

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James R. Matel

Assistant Treasurer

Date	9/23/10

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, Wi 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Brown Advisory Growth Equity Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$4,755,276

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$1,084,829

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$1,084,829

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$3,670,447

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$261.70

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :_____________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :__________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	261.70

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/23/2010

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James R. Matel

Assistant Treasurer

Date	9/23/10

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, Wi 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Brown Advisory Intermediate Income Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$16,695,854

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$9,337,634

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$9,337,634

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$7,358,220

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$524.64

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : ___________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :__________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	524.64

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/23/2010

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James R. Matel

Assistant Treasurer

Date	9/23/10

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, Wi 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Brown Advisory Maryland Bond Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$8,687,818

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$4,073,788

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$4,073,788

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$4,614,030

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$328.98

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :___________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :__________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	328.98

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/23/2010

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James R. Matel

Assistant Treasurer

Date	9/23/10

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, Wi 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Brown Advisory Opportunity Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$54,706

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$822,242

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$5,290,923

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$6,113,165

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$0

	(vi)	Redemption credits available for use in future years		$(6,058,459)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :___________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :__________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/23/2010

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James R. Matel

Assistant Treasurer

Date	9/23/10

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, Wi 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Brown Advisory Small-Cap Fundamental Value Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$3,492,454

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$575,029

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$575,029

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$2,917,425

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$208.01

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :______________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :__________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	208.01

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/23/2010

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James R. Matel

Assistant Treasurer

Date	9/23/10

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, Wi 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Brown Advisory Small-Cap Growth Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$2,302,863

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$1,725,948

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$1,725,948

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$576,915

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$41.13

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : ____________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :__________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	41.13

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/23/2010

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James R. Matel

Assistant Treasurer

Date	9/23/10

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, Wi 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Brown Advisory Value Equity Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$1,500,380

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$6,365,558

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$6,365,558

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$0

	(vi)	Redemption credits available for use in future years		$(4,865,178)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :______________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :__________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/23/2010

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James R. Matel

Assistant Treasurer

Date	9/23/10

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, Wi 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Brown Cardinal Small Companies Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$1,028,099

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$1,974,080

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$1,974,080

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$0

	(vi)	Redemption credits available for use in future years		$(945,981)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :______________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :__________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/23/2010

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James R. Matel

Assistant Treasurer

Date	9/23/10

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Counterpoint Select Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$1,548,202

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$600,667

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$348,777

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$949,444

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$598,758

	(vi)	Redemption credits available for use in future years		$(598,758)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$42.69

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :___________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :__________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	42.69

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/23/2010

		Method of Delivery:

		[X]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jim Matel

Jim Matel, Assistant Treasurer

Date	September 23, 2010

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

DSM Large Cap Growth Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$9,247,814

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$9,274

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$9,274

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$9,238,540

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$658.71

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :____________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :__________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	658.71

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/23/2010

		Method of Delivery:

		[X]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jim Matel

Jim Matel, Assistant Treasurer

Date	September 23, 2010

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-0456
Expires: March 31, 2012
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Portfolio 21 Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2010

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):					$82,883,026

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:			$44,692,434

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:			$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					$44,692,434

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:					$38,190,592

	(vi)	Redemption credits available for use in future years		$(		)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):				X	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			=		$2,722.99

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :____________________________. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :__________________		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

						+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

						=$	2,722.99

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:					9/23/2010

		Method of Delivery:

		[X]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jim Matel

Jim Matel, Assistant Treasurer

Date	September 23, 2010

* Please print the name and title of the signing officer below the signature.